Schedule of consolidated statement of comprehensive income related to discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 493		$ 1,085	$ 1,502
Cost of sales	(398)		(926)	(1,225)
Gross profit	95		159	277
Selling expenses	(36)		(79)	(99)
Administrative expenses	(26)		(64)	(65)
Other operating income	21		29	19
Other operating expenses	(18)		(25)	(43)
Impairment reversal (Impairment) of property, plant and equipment	16		(589)
Impairment of financial assets	(11)		(50)	(23)
Agreement on the regularization of obligations				285
Operating (loss) income	41		(619)	351
Gain on monetary position, net	120		115	187
Finance income			1	11
Finance costs	(106)		(110)	(112)
Other financial results	8		(20)	(62)
Financial results, net	22		(14)	24
Profit (Loss) before income tax	63		(633)	375
Income tax	(138)		41	(178)
(Loss) profit of the year from discontinued operations	(75)		(592)	197
Other comprehensive income (loss)
Results related to defined benefit plans			1
Exchange differences on translation	34		(15)	(15)
Exchange differences on translation(1)	30	[1]	(19)	(13)
Other comprehensive income (loss) of the year from discontinued operations	64		(33)	(28)
Total comprehensive (loss) income of the year from discontinued operations	(11)		(625)	169
Total (loss) profit of the year from discontinued operations attributable to:
Owners of the company	(39)		(499)	98
Non - controlling interest	(36)		(93)	99
Total (loss) profit of the year from discontinued operations attributable to:	(75)		(592)	197
Total comprehensive (loss) income of the year from discontinued operations attributable to:
Owners of the company	(9)		(517)	84
Non - controlling interest	(2)		(108)	85
Total comprehensive (loss) income of the year from discontinued operations attributable to:	$ (11)		$ (625)	$ 169

[1]	As of December 31, 2021, corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.